CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Pre Merger [Member]	Post Merger [Member]	Common Stock [Member]	Common Stock [Member] Pre Merger [Member]	Common Stock [Member] Post Merger [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Pre Merger [Member]	Additional Paid-in Capital [Member] Post Merger [Member]	Variable Interest Entity, Primary Beneficiary [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Stock Subscription Receivable [Member]
Balances at Dec. 31, 2011	$ (6,596,408)			$ 257,431				$ 14,067,931			$ 1,004,150	$ (20,891,469)	$ (1,256,312)	$ 264,002	$ (42,141)
Balance (in shares) at Dec. 31, 2011				26,822,215
Issuance of common stock for cash		2,500,000	235,000		25,501	235			2,474,499	234,765
Issuance of common stock for cash (in shares)					2,500,000	235,000
Imputed interest on stockholder loans	380,414							380,414
Adjustment for reverse merger	0			(334,831)			226,654	149,206			(83,170)				42,141
Adjustment for reverse merger (in shares)				(13,393,447)
Conversion of stockholders loans to former VIE to common stock	3,689,208			75,206				3,614,002
Conversion of stockholders loans to former VIE to common stock (in shares)				7,378,416
Net (loss) for the year	(4,418,459)											(4,300,673)	(117,786)
Unrealized gain on foreign currency translation adjustment	134,871			0			0	0			0	0	38,409	96,462	0
Balances at Dec. 31, 2012	(4,075,374)			23,542			226,654	20,920,817			920,980	(25,192,142)	(1,335,689)	360,464
Balance (in shares) at Dec. 31, 2012				23,542,184
Issuance of common stock for cash	3,237,318			3,237				3,234,081
Issuance of common stock for cash (in shares)				3,237,318
Imputed interest on stockholder loans	105,925							105,925
Conversion of preferred stock to common stock	0			2,865			(28,654)	25,789
Conversion of preferred stock to common stock (in shares)				2,865,447
Conversion of other loans payable to common stock	222,672			223				222,449
Conversion of other loans payable to common stock (in shares)				222,672
Issuance of common stock for consulting services	190,500			205				190,295
Issuance of common stock for consulting services (in shares)				205,000
Conversion of stockholders loans to former VIE to common stock	2,773,384			6,865				2,766,519
Conversion of stockholders loans to former VIE to common stock (in shares)				6,864,811
Adjustment to reflect acquisition of former VIE's	0			3,000			0	1,111,538			(920,980)	(1,633,120)	1,213,606	225,956
Adjustment to reflect acquisition of former VIE's (in shares)				3,000,000
Equity-based compensation	151,053							151,053
Net (loss) for the year	(4,419,122)											(4,401,469)	(17,653)
Unrealized gain on foreign currency translation adjustment	461,073			0			0	0			0	0	139,736	321,336
Balances at Dec. 31, 2013	$ (1,352,572)			$ 39,937			$ 198,000	$ 28,728,466			$ 0	$ (31,226,731)	$ 0	$ 907,756	$ 0
Balance (in shares) at Dec. 31, 2013				39,937,432